Revenue - Schedule of Revenue (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		RM 124,388,391	$ 27,824,891	RM 90,798,144	RM 35,539,882
Business Strategy Consultancy [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		65,079,699	14,557,914	55,373,393	1,793,030
Technology development [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		51,018,808	11,412,582	20,525,915	17,505,200
Solutions and consultancy [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		1,191,755	266,588	11,878,760	15,888,427
Interest income [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		5,430,828	1,214,842	1,897,005
Other revenue [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue	[1]	1,667,301	372,965	1,123,071	383,225
Revenue [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		124,388,391	27,824,891	90,798,144	35,569,882
Point in time [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		105,040,026	23,496,785	62,639,510	33,775,860
Over time [Member]
Revenue - Schedule of Revenue (Details) [Line Items]
Total Revenue		RM 19,348,365	$ 4,328,106	RM 28,158,634	RM 1,764,022

[1]	Other revenue consist primarily of loan processing fees, management fees, and training fees.